Stock Options (Options Granted Under The Stock Option Plan Exercisable In Canadian Dollars And U.S Dollars) (Details)	12 Months Ended
	Dec. 31, 2012 Stock Option In Canadian Dollars [Member] USD ($)	Dec. 31, 2012 Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2011 Stock Option In Canadian Dollars [Member] CAD		Dec. 31, 2012 Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2011 Stock Option In Us Dollars [Member] USD ($)		Dec. 31, 2012 Minimum [Member] Stock Option In Canadian Dollars [Member]	Dec. 31, 2011 Minimum [Member] Stock Option In Canadian Dollars [Member]		Dec. 31, 2012 Minimum [Member] Stock Option In Us Dollars [Member]	Dec. 31, 2011 Minimum [Member] Stock Option In Us Dollars [Member]		Dec. 31, 2012 Maximum [Member] Stock Option In Canadian Dollars [Member]	Dec. 31, 2011 Maximum [Member] Stock Option In Canadian Dollars [Member]		Dec. 31, 2012 Maximum [Member] Stock Option In Us Dollars [Member]	Dec. 31, 2011 Maximum [Member] Stock Option In Us Dollars [Member]
Outstanding Number of Options	4,171	4,171	3,901		963	721
Granted Number of Options	0	0	310		1,137	138
Exercised Number of Options	0	0	0		0	0
Cancelled Number of Options	0	0	(50)		(773)
Reinstated (1) Number?of Options	0	0	10	[1]	0	104	[2]
Outstanding Number?of Options	4,171	4,171	4,171		1,327	963
Outstanding Range								0.54	0.63		0.50	1.80		0.81	58.50		24.30	24.30
Granted Range								0	0.54		0.15	0.50		0	0.81		0.56	0.63
Exercised Range			0					0	0		0	0		0	0		0	0
Cancelled Range								0	35.10		5.04			0	58.50		24.30
Reinstated (1) Range								0	5.04	[1]	0	5.04	[2]	0	35.10	[1]	0	21.60	[2]
Outstanding Range								0.54	0.54		0.15	0.50		0.81	0.81		11.34	24.30
Outstanding Weighted- average		0.78	1.26		$ 8.51	$ 9.90
Granted Weighted- average		0	0.62		$ 0.32	$ 0.54
Exercised Weighted- average		0	0		$ 0	$ 0
Cancelled Weighted- average		0	49.39		$ 9.92	$ 0
Reinstated (1) Weighted- average	$ 0		8.93	[1]	$ 0	$ 9.15	[2]
Outstanding Weighted- average		0.78	0.78		$ 0.67	$ 8.51

[1]	Includes 10 options reinstated to D.Scott Murray per severance agreement on March 8, 2011 which had either expired and or were cancelled prior to the agreed severance agreement
[2]	Includes104 options reinstated to D.Scott Murray per severance agreement on March 8, 2011 which were cancelled in error in 2010.